Schedule of Interim statements of cash flows and changes (Details) - SEK (kr) kr in Thousands		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash held in Trust Account, net of interim redemptions		kr 1,768,521
Add: Other Cash transfer received per Legato III closing balance sheet		1,527
Less: Shareholder redemptions at Closing		(1,737,642)
Less: Payment of deferred underwriting commissions		(19,382)
Less: Transaction costs and professional fees paid at Closing (a)	[1]	(4,445)
Proceeds from Reverse Recapitalization, net		8,579
Less: Legato III Public and Private Warrant liabilities assumed		(1,027,638)	kr (128,381)
Less: Notes payable liability assumed		(4,775)
Add: Listing expense (IFRS 2 charge)		636,267
Issuance of shares in Reverse Recapitalization, net		357,406
Legato Three Shareholders [Member]
IfrsStatementLineItems [Line Items]
Proceeds from Reverse Recapitalization, net		8,579
Less: Legato III Public and Private Warrant liabilities assumed	[1]	(270,886)
Less: Accrued liabilities for Legato III's unpaid transaction related costs assumed		(11,779)
Less: Notes payable liability assumed		(4,775)
Add: Listing expense (IFRS 2 charge)	[2]	636,267
Issuance of shares in Reverse Recapitalization, net		357,406
Ordinary shares issued (par value of shares issued)		(16)
Additional share premium from Reverse Recapitalization, net		kr 357,390

[1]	Represents the fair market value as of the Closing Date of certain warrants over the Company shares (“SPAC warrants”) issued by Einride to replace Public and Private Warrant previously issued by Legato III. The new warrants have the same terms and conditions as the warrants issued by Legato. As the terms of the Legato III’s Public Warrants and Private Placement Warrants are substantially the same before and after the completion of the Reverse Recapitalization, the Warrants are not deemed to be additional consideration under IFRS 2 but rather the Legato III Public Warrants and Private Placement Warrants were assumed as part of the Reverse Recapitalization. The assumed warrant liabilities are deducted from the net assets of Legato III in determining the IFRS 2 listing expense, which increases the listing expense amount.
[2]	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.